STOCK-BASED COMPENSATION (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 € / shares	Dec. 31, 2016 USD ($) $ / shares shares
Stock Option Activity, Number
Outstanding, Beginning Balance	150,000
Granted
Exercised
Forfeited/Expired	150,000
Outstanding, Ending Balance			150,000
Stock Option Activity, Weighted Average Exercise Price
Outstanding, Beginning Balance | $ / shares	$ 1.05
Granted | € / shares
Exercised | € / shares
Forfeited/Expired | € / shares
Outstanding, Ending Balance | (per share)			$ 1.05
Stock Option Activity, Additional Disclosures
Weighted Average Remaining Contractual Term	0 years		3 months 29 days
Intrinsic Value, Beginning Balance | $
Intrinsic Value, Ending Balance | $